Capital structure - Regulatory Capital (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Capital
Tier 1 capital	$ 666,847	$ 699,278
Common Equity Tier 1	666,847
Tier 2 capital	102,709	119,164
Total capital	769,556	818,442
Risk Weighted Assets	$ 4,365,440	$ 4,304,074
Capital Ratios (%)
Common Equity Tier 1, Actual	15.30%
Common Equity Tier 1, Regulatory minimum	8.10%
Total Tier 1, Actual	15.30%	16.20%
Total Tier 1, Regulatory minimum	9.60%	4.00%
Total Capital, Actual	17.60%	19.00%
Total Capital, Regulatory minimum	15.30%	14.50%
Leverage ratio, Actual	5.80%
Leverage ratio, Regulatory minimum	5.00%